Financial Risk Management - Summary of Total Capital (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Risk Management [Abstract]
Total equity	$ 634,260	$ 387,191	$ (26,515)	$ (20,396)
Total capital	$ 634,260	$ 387,191